CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 21,586	134,480	(211,352)	130,918
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Share-based compensation	1,458	9,084	9,234	9,571
Depreciation of property, plant and equipment	19,248	119,919	94,837	82,889
Amortization of intangible assets	4,600	28,658	25,058	26,488
Amortization of prepaid land lease payments	263	1,637	743	310
Other noncash income	(430)	(2,681)
Share of net profit of equity investees	(287)	(1,790)
(Gain) loss on disposal of property, plant and equipment	172	1,072		(543)
Change in fair value of acquired executory contracts	(66)	(412)
Deferred tax benefits	300	1,869	(11,684)	(3,634)
Allowance for doubtful accounts, net	(2,081)	(12,966)	14,626	(569)
Asset impairment	539	3,360	333,934	3,219
Change in fair value of contingent business acquisition consideration			232	536
Changes in operating assets and liabilities net of effects of acquisition:
Notes receivable			900	(900)
Accounts receivable	1,584	9,870	(94,723)	(57,492)
Prepayments and other current assets	(2,026)	(12,622)	8,019	33,742
Inventories	(58)	(362)
Amounts due from related parties	(104)	(650)
Amounts due to related parties	820	5,109
Deposits for non-current assets	464	2,889	(35,209)	(40,680)
Deposits for the purchase of land use rights	(4,085)	(25,451)
Accounts payable	(1,118)	(6,966)	(8,162)	573
Accrued expenses and other liabilities	(317)	(1,975)	4,689	881
Deferred revenue	(456)	(2,842)	(649)	5,012
Lease deposits			6,600	4,110
Income tax payable	258	1,610	(4,465)	10,759
Prepaid land lease payments				(14,780)
Unrecognized tax benefits	1,392	8,675	4,474	562
Net cash generated from operating activities	41,656	259,515	137,102	190,972
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase) maturity of held to maturity securities	16,126	100,466	(100,466)
(Placement) maturity of time deposits	8,085	50,372	(50,372)
Receipts under arrangements with CAH				15,007
Payments under arrangements with CAH			(3,000)	(12,000)
Investments in equity method investees	(36,708)	(223,403)	(540)
Acquisitions, net of cash acquired (note 4)	(35,856)	(223,384)	(20,305)	(45,000)
Acquisition of property, plant and equipment	(10,578)	(65,904)	(18,319)	(111,124)
Deposits for the purchase of property, plant and equipment	(35,125)	(218,833)	(239,247)	(293,905)
Proceeds from disposal of property, plant and equipment	756	4,707		3,408
Net investment in direct financing leases	(18,527)	(115,425)	(74,108)	(100,841)
Proceeds from principal portion of direct financing leases	6,007	37,426	11,490	14,987
Net cash used in investing activities	(105,823)	(659,290)	(494,867)	(529,468)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	41,425	258,083	45,000	214,500
Proceeds from long-term bank borrowings	83,265	518,749	142,500	55,710
Repayment of obligations under capital leases	(538)	(3,354)	(3,036)	(2,749)
Repayment of long-term bank borrowings	(18,066)	(112,554)	(62,316)	(88,117)
Repayment of short-term bank borrowings	(321)	(2,000)	(113,000)	(143,000)
(Increase) decrease in restricted cash	(41,656)	(259,523)	91,498	(112,951)
Dividends paid to ordinary shareholders			(55,151)
Decrease in amounts due to related parties				(1,546)
Repurchase of ordinary shares	(6,977)	(43,469)	(6,911)	(76,780)
Contributions from non-controlling interests			3,201
Loan to a noncontrolling shareholder of a subsidiary	(16,051)	(100,000)
Net cash (used in) generated from financing activities	41,081	255,932	41,785	(154,933)
Exchange rate effect on cash	22	147	(725)	(8,027)
Net decrease in cash	(23,064)	(143,696)	(316,705)	(501,456)
Cash at beginning of year	35,164	219,078	535,783	1,037,239
Cash at end of year	12,100	75,382	219,078	535,783
Supplemental schedule of cash flows information:
Income tax paid	(8,102)	(50,474)	(58,024)	(36,187)
Interest paid	(2,609)	(16,255)	(6,454)	(3,338)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	35,520	221,291	236,487	181,273
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment			2,890
Acqusition of net investment in financing lease through ulilization of deposits	8,488	52,881
Consideration of acqusition of chagn'an due to effective settlement of preexisting balance as the result of the business combination (note 4)	$ 20,637	128,573